Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill And Intangible Assets [Line Items]
Amortization expense related to finite lived intangible assets	$ 5,945	$ 5,704	$ 5,348